Note 6 - Finance Income and Finance Expenses - Summary of items of Finance Income and Finance Expenses, Including Foreign Exchange Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Interest income on cash and cash equivalents	$ 3,285	$ 3,396	$ 2,980
Interest income on Star X receivable	0	165	1,556
Other interest income	9	16	9
Gain on settlement of receivable from sale of investment	0	0	1,084
Fair value gain on short-term investments (Note 16)	0	0	3,243
Other finance income	0	0	5
Total finance income	3,294	3,577	8,876
Interest expense on lease liabilities	(461)	(518)	(356)
Other interest expense	(116)	(11)	(13)
Other finance expenses	(33)	(56)	(276)
Total finance expenses	(610)	(586)	(644)
Unrealized foreign exchange gain (loss)	181	1,248	(1,901)
Realized foreign exchange gain (loss)	(4,289)	(3,087)	938
Total foreign exchange gain (loss)	(4,108)	(1,839)	(963)
Net finance income (expense)	$ (1,424)	$ 1,152	$ 7,269